Intangibles - Purchased Intangibles Associated with the NattyMac Acquisition (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Acquired Finite-Lived Intangible Assets [Line Items]
Amortized Intangible Assets, Gross Carrying Amount	$ 2,680,000	$ 2,680,000
Amortized Intangible Assets, Accumulated Amortization	(300,000)	(119,917)
Amortized Intangible Assets, Net Carrying Amount	2,380,000	2,560,083
Unamortized Intangible Assets, trade name	1,030,000	1,030,000
Customer Relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Amortized Intangible Assets, Gross Carrying Amount	2,350,000	2,350,000
Amortized Intangible Assets, Accumulated Amortization	(245,000)	(97,917)
Amortized Intangible Assets, Net Carrying Amount	2,105,000	2,252,083
Amortized Intangible Assets, Weighted-Average Useful Lives	8 years	8 years
Active Agent List
Acquired Finite-Lived Intangible Assets [Line Items]
Amortized Intangible Assets, Gross Carrying Amount	330,000	330,000
Amortized Intangible Assets, Accumulated Amortization	(55,000)	(22,000)
Amortized Intangible Assets, Net Carrying Amount	$ 275,000	$ 308,000
Amortized Intangible Assets, Weighted-Average Useful Lives	5 years	5 years